Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Investment Companies (96.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (38.4%)
iShares Core S&P 500 ETF	483,200	198,634
iShares Core S&P Mid-Cap ETF	76,450	19,125
iShares Core S&P Small-Cap ETF	156,000	15,085
iShares Russell 2000 ETF	64,400	11,489
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	60,730,128	95,528
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	29,440,625	96,919
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	82,496,801	92,644
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,619,610	82,482
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	53,011,117	87,998
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,954,100	17,729
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,656,070	23,009

Total		740,642

Fixed Income (45.9%)
iShares Core U.S. Aggregate Bond ETF	547,600	54,563
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	87,017,064	56,561
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	111,382,309	104,365
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	584,502,491	644,706

Investment Companies (96.1%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	23,056,020	23,195

Total		883,390

Foreign Equity (11.8%)
iShares Core MSCI EAFE ETF	678,300	45,344
iShares Core MSCI Emerging Markets ETF	124,900	6,094
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	14,608,062	13,746
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	55,584,535	82,376
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	44,711,983	80,348

Total		227,908

Total Investment Companies (Cost: $1,984,253)		1,851,940

Short-Term Investments (2.3%)
Investment Companies (2.3%)
JPMorgan Ultra-Short Income ETF	452,950	22,792
PIMCO Enhanced Short Maturity Active ETF	225,400	22,371

Total		45,163

Total Short-Term Investments (Cost: $45,999)		45,163

Total Investments (98.4%) (Cost: $2,030,252)@		1,897,103

Other Assets, Less Liabilities (1.6%)		30,457

Net Assets (100.0%)		1,927,560

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,030,252 and the net unrealized depreciation of investments based on that cost was $133,149 which is comprised of $36,816 aggregate gross unrealized appreciation and $169,965 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,851,940	$—	$ —
Short-Term Investments	45,163	—	—

Total Assets:	$1,897,103	$—	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the three months ended March 31, 2023 are as follows:

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 3/31/2023	Change in Unrealized Appreciation / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2023
	(amount in thousands)
Focused Appreciation	$95,215	$-	$17,130	$96,919	$13,657	$5,177	$-	$-	8.6%
Large Cap Blend	100,037	-	11,400	92,644	2,239	1,768	-	-	48.8%
Domestic Equity	107,539	-	8,400	95,528	(4,416)	805	-	-	9.4%
Mid Cap Growth Stock	81,889	-	4,600	82,482	5,738	(545)	-	-	7.8%
Mid Cap Value	91,365	-	4,600	87,998	811	422	-	-	13.6%
Small Cap Growth Stock	16,959	-	-	17,729	770	-	-	-	2.9%
Small Cap Value	22,920	-	-	23,009	89	-	-	-	4.3%
International Growth	75,895	-	3,500	80,348	6,941	1,012	-	-	8.3%
International Equity	81,108	-	3,500	82,376	5,055	(287)	-	-	4.6%
Emerging Markets Equity	13,059	-	-	13,746	687	-	-	-	1.5%
Short-Term Bond	22,825	-	-	23,195	370	-	-	-	6.0%
Select Bond	643,027	-	19,370	644,706	23,763	(2,714)	-	-	22.6%
High Yield Bond	54,560	-	-	56,561	2,001	-	-	-	7.9%
Multi-Sector Bond	101,469	-	-	104,365	2,896	-	-	-	9.2%

	$1,507,867	$-	$72,500	$1,501,606	$60,601	$5,638	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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